U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2015
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

U.S. government securities at January 31, 2015 and 2014 are classified as held-to-maturity and mature as follows:

	2015		2014
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$510,573	$501,668	$205,055	$205,057

Due after one year	255,759	255,487	510,573	507,996

	$766,332	$757,155	$715,628	$713,053

The fair value of U.S. government securities have been valued using level 1 inputs.